Average Annual Total Returns - 1919 Retail Funds		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Financials Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.02%	15.27%	13.18%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Blended S&P 500 Index (70%) and Bloomberg US Aggregate Bond Index (30%) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Blended S&P 500 Index (65%), Bloomberg US Aggregate Bond Index (30%) and ICE BofA 3-Month Treasury Bill Index (5%) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		14.06%	9.42%	10.44%
1919 Financial Services Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		4.52%	8.54%	9.32%
1919 Financial Services Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		1.39%	6.46%	7.90%
1919 Financial Services Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of fund shares
Average Annual Return, Percent		4.94%	6.56%	7.45%
1919 Financial Services Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A
Average Annual Return, Percent		(1.72%)	6.99%	8.36%
1919 Financial Services Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C
Average Annual Return, Percent		2.62%	7.47%	8.23%
1919 Socially Responsive Balanced Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		3.49%	6.10%	9.40%
1919 Socially Responsive Balanced Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		3.13%	5.94%	8.78%
1919 Socially Responsive Balanced Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of fund shares
Average Annual Return, Percent		2.23%	4.74%	7.48%
1919 Socially Responsive Balanced Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C
Average Annual Return, Percent		7.98%	6.60%	9.27%
1919 Socially Responsive Balanced Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I
Average Annual Return, Percent		10.08%	7.65%	10.35%